5. LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

5.           LONG-TERM INVESTMENTS

Equity Method Investment

The Company accounts for its interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7), as a 20% equity investment. The Company’s share of the loss of the joint venture is $49,564 for the six months ended June 30, 2014 (June 30, 2013 - $93,246) plus accrued interest expense of $130,385 for the six months ended June 30, 2014 (June 30, 2013 - $128,809).